Business Description and Reorganization (Details Narrative) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - HKD ($)	Oct. 09, 2020	Sep. 11, 2020	Sep. 30, 2020	Dec. 31, 2019	Jul. 19, 2016
Common stock, shares issued			10,000	10,000
Common stock, shares outstanding			10,000	10,000
Subsequent Event [Member]
Stock issued during the period exchange	560
Common stock, shares issued	31,396,394
Common stock, shares outstanding	31,396,394
BVI Shareholders [Member] | Subsequent Event [Member]
Stock issued during the period exchange	28,000,000
HK [Member]
Payments to acquired business		$ 10,000
Sichuan Wetouch Technology Co. Ltd. [Member]
Ownership percentage					100.00%